Supplement to Statement of Additional Information

Nuveen Growth and Income Stock Fund
Nuveen Balanced Stock and Bond Fund


Persons described in the Prospectuses and Statement of Additional Information ("SAI") for the Nuveen Growth and Income Stock Fund and the Nuveen
Balanced Stock and Bond Fund (the "Funds") as eligible to purchase Class
R Shares of the Funds also include any pension, profit-sharing, 401(k), IRA or other similar plans maintained by or for the benefit of such persons.

May 8, 1997



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